Intangible Liabilities - Charter Agreements - Amortization of Intangible Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Intangible Liabilities – Charter Agreements [Abstract]
June 30, 2027	$ 25,772
June 30, 2028	25,842
June 30, 2029	25,772
June 30, 2030	18,811
June 30, 2031	246
Total	$ 96,443	$ 90,054	$ 49,431